Nature of The Business And Basis of Presentation - Additional Information (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Class of Stock [Line Items]
Year Founded		2013	2013
Place of incorporation			DE
Entity Number of Employees	350		275
Cumulative proceeds received from issuance of preferred stock and warrant	$ 227,300,000		$ 227,300,000
Cash and Cash Equivalents, at Carrying Value	$ 52,830,000		$ 93,857,000	$ 159,298,000
Merger agreement description	Subject to the terms and conditions of the Merger Agreement, the consideration to be paid in respect of each share of common stock, par value $0.001 per share, of the Company (“Berkshire Grey Common Stock”) issued and outstanding (other than (i) any such shares held in the treasury of the Company and (ii) any shares held by stockholders of the Company who have perfected and not withdrawn a demand for appraisal rights) immediately prior to the effective time of the Merger will be a number of shares of newly issued Class A common stock of RAAC (with each share valued at $10.00), par value $0.0001 per share (“Class A Stock”), equal to (x) $2,250,000,000 divided by (y) the number of shares of Aggregate Fully Diluted Company Stock (as defined in the Merger Agreement). Immediately prior to the closing of the RAAC Business Combination (the “Closing”), all of the outstanding shares of each series of preferred stock, par value $0.001 per share, of the Company (“Berkshire Grey Preferred Stock”) will be converted into shares of Berkshire Grey Common Stock.
Minimum [Member] | Revolution Acceleration Acquisition Corp [Member]
Class of Stock [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 200,000,000
Net Tangible Assets	5,000,001
Common Class A [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Common Stock	$ 165,000,000
Sale of Stock, Price Per Share | $ / shares	$ 10.00